GENERAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2012	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
GENERAL [Abstract]
Number of shares owned of Evogene investment			1,043,397
Percentage of available for sale securities held by the company			2.80%
Support received from investor under research and development funding arrangement	$ 1,000	$ 5,000	$ 2,000
Maximum potential support to be received from investors					8,000
Net proceeds from At-the-Market program			(3,663)
Gross value of all shares issued, sold and unsold under At-the-Market program			$ 40,000
Common shares issued during period, under At-the-Market program			651,000